Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Quarterly Results (Unaudited)
Schedule of quarterly financial statement data

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2024	2024	2024	2024
Revenue	$2,917	$4,448	$3,659	$2,972
Loss from operations	$(36,107)	$(29,189)	$(27,197)	$(28,801)
Net loss and comprehensive loss	$(38,510)	$(31,030)	$(28,668)	$(30,083)
Net loss per common share, basic and diluted	$(0.45)	$(0.40)	$(0.38)	$(0.40)

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2023	2023	2023	2023
Revenue	$4,531	$3,678	$4,786	$4,493
Loss from operations	$(26,436)	$(14,891)	$(22,825)	$(9,232)
Net loss and comprehensive loss	$(27,450)	$(15,790)	$(23,517)	$(11,745)
Net loss per common share, basic and diluted	$(0.43)	$(0.24)	$(0.36)	$(0.18)

Schedule of revisions to the affected financial statement line items for each quarterly period

Condensed Consolidated Balance Sheets

	March 31, 2024
	As Previously Reported	Adjustment	As Revised
Long-term debt, noncurrent	$80,205	$(10,845)	$69,360
Total liabilities	$110,856	$(10,845)	$100,011
Accumulated deficit	$(470,026)	$10,845	$(459,181)
Total stockholders’ equity	$86,260	$10,845	$97,105

	June 30, 2024
	As Previously Reported	Adjustment	As Revised
Long-term debt, noncurrent	$81,764	$(10,119)	$71,645
Total liabilities	$114,639	$(10,119)	$104,520
Accumulated deficit	$(497,968)	$10,119	$(487,849)
Total stockholders’ equity	$62,722	$10,119	$72,841

	September 30, 2024
	As Previously Reported	Adjustment	As Revised
Long-term debt, noncurrent	$99,892	$(2,244)	$97,648
Total liabilities	$142,368	$(2,244)	$140,124
Accumulated deficit	$(521,123)	$2,244	$(518,879)
Total stockholders’ equity	$110,518	$2,244	$112,762

Condensed Consolidated Statements of Operations and Comprehensive Loss

	Three Months Ended March 31, 2024
	As Previously Reported	Adjustment	As Revised
Interest expense	$(2,524)	$(638)	$(3,162)
Loss on extinguishment of debt	$(11,483)	$11,483	$—
Total other expense, net	$(12,127)	$10,845	$(1,282)
Net loss and comprehensive loss	$(40,928)	$10,845	$(30,083)
Net loss per common share, basic and diluted	$(0.54)	$0.14	$(0.40)

	Three Months Ended June 30, 2024			Six Months Ended June 30, 2024
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Interest expense	$(2,600)	$(726)	$(3,326)	$(5,124)	$(1,364)	$(6,488)
Loss on extinguishment of debt	$—	$—	$—	$(11,483)	$11,483	$—
Total other expense, net	$(745)	$(726)	$(1,471)	$(12,872)	$10,119	$(2,753)
Net loss and comprehensive loss	$(27,942)	$(726)	$(28,668)	$(68,870)	$10,119	$(58,751)
Net loss per common share, basic and diluted	$(0.37)	$(0.01)	$(0.38)	$(0.91)	$0.13	$(0.78)

	Three Months Ended September 30, 2024			Nine Months Ended September 30, 2024
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Interest expense	$(2,996)	$(660)	$(3,656)	$(8,120)	$(2,024)	$(10,144)
Loss on extinguishment of debt	$7,215	$(7,215)	$—	$(4,268)	$4,268	$—
Total other expense, net	$6,034	$(7,875)	$(1,841)	$(6,838)	$2,244	$(4,594)
Net loss and comprehensive loss	$(23,155)	$(7,875)	$(31,030)	$(92,025)	$2,244	$(89,781)
Net loss per common share, basic and diluted	$(0.30)	$(0.10)	$(0.40)	$(1.20)	$0.03	$(1.17)